Basis of Presentation and Organization (Tables)	12 Months Ended
Jun. 30, 2014
Basis of Presentation and Organization [Abstract]
Effect of the restatements and reclassification of Balance sheet

BALANCE SHEET	Reported	Adjustments	Restated
	June 30, 2013	June 30, 2013	June 30, 2013
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$7,205,827	$(65,288)	$7,140,539
Trade receivables, net	27,008,840	(2,118,224)	24,890,616
Inventories	220,377	-	220,377
Deferred tax assets	718,767	-	718,767
Other assets	820,726	(3,678)	817,048
Net assets of discontinued operation		326,425	326,425
TOTAL CURRENT ASSETS	35,974,537	(1,860,765)	34,113,772

NON-CURRENT ASSETS
Intangible assets	3,512,767	(198,354)	3,314,413
Deferred tax asset	988,860	141,594	1,130,454
Property, plant and equipment	578,136	(9,105)	569,031
Other assets	95,973	(50,000)	45,973
Goodwill	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	5,244,793	(115,865)	5,128,928

TOTAL ASSETS	$41,219,330	$(1,976,630)	$39,242,700

LIABILITIES AND STOCKHOLDER'S EQUITY

CURRENT LIABILITIES
Trade and other payables	$5,250,399	$(2,121,224)	$3,129,175
Wholesale loan facility	25,669,388	-	25,669,388
Cash reserve	2,731,094	-	2,731,094
Net liabilities of discontinued operations	-	3,000	3,000
TOTAL CURRENT LIABILITIES	33,650,881	(2,118,224)	31,532,657

NON-CURRENT LIABILITIES
Shareholder's loan	45,665	-	45,665
TOTAL NON-CURRENT LIABILITIES	45,665	-	45,665

TOTAL LIABILITIES	33,696,546	(2,118,224)	31,578,322

EQUITY
Preferred stock	50	-	50
Common stock	996,164	(1)	996,163
Common stock to be issued	-	33,837	33,837
APIC	14,496,411	(33,836)	14,462,575
Other accumulated comprehensive gain (loss)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$41,219,330	$(1,976,630)	$39,242,700

Effect of the restatements and reclassification of Operations
STATEMENTS OF OPERATIONS
	Reported	Adjustments	Restated
	June 30, 2013	June 30, 2013	June 30, 2013

Revenue	$6,098,374	$(793,244)	$5,305,130
Cost of revenue	3,700,918	(699,345)	3,001,573
Gross profit	2,397,456	(93,899)	2,303,557

Operating expenses
Compensation expenses	859,754	(129,486)	730,268
Research and development expense	472,229	-	472,229
Bad debt expenses	393,774	-	393,774
Professional expenses	-	53,269	53,269
Occupancy expenses	276,615	(22,483)	254,132
Depreciation expense	169,743	(93,899)	75,844
General and administration expenses	99,251	98,700	197,951
Total operating expenses	2,271,366	(93,899)	2,177,467
Income from operations	126,090	-	126,090

Other income / (expense)
Research and development grant	526,962	-	526,962
Interest income	114,309	-	114,309
Other (expense) income	(182,566)	(16,797)	(199,363)
Finance costs	(16,797)	16,797	-
Total other income	441,908	-	441,908

Income from operations before income taxes	567,998	-	567,998
Income tax expense	579,844	(274,598)	305,246
Net (loss) income	(11,846)	274,598	262,752
Other comprehensive loss	(807,855)	(18,849)	(826,704)
Comprehensive (loss) income	$(819,701)	$255,749	$(563,952)

Net (loss) / income per share:
Basic	$(0.002)	$0.052	$0.049
Diluted	$(0.002)	$0.052	$0.049

Effect of the restatements and reclassification of Cash Flows
STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated
	June 30, 2013	June 30, 2013	June 30, 2013

Net (loss) income	$(11,846)	$274,598	$262,752

Adjustments to reconcile net (loss) / income to
net cash used in operating activities:

Depreciation & amortization	697,017	-	697,017

(Increase) / decrease in assets:
Trade receivables	(3,555,934)	-	(3,555,934)
Inventories	(120,644)	-	(120,644)
Deferred tax assets	579,844	(274,598)	305,246
Other assets	324,906	-	324,906
Increase/ (decrease) in current liabilities:
Trade payables	(769,094)	-	(769,094)
Net cash used in operating activities	(2,855,751)	-	(2,855,751)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(824,747)	-	(824,747)

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	6,096,650	-	6,096,650

Net cash provided by operations	2,416,152	-	2,416,152

Effect of exchange rate changes on cash and cash equivalents	(827,350)	-	(827,350)
Net increase in cash and cash equivalents	1,588,802	-	1,588,802
Cash and cash equivalents at the beginning of the period - from continuing operations	5,617,025	-	5,617,025
Cash and cash equivalents at the beginning of the period - from discontinued operations	-	(65,288)	(65,288)

Cash and cash equivalents at the end of the period	$7,205,827	$(65,288)	$7,140,539

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$-	$-	$-
Interest payments	$1,905,471	$-	$1,905,471